Fort Pitt Capital Total Return Fund
SUMMARY SECTION
Investment Objective:
The Fort Pitt Capital Total Return Fund (the "Fund") seeks
to realize the combination of long-term capital appreciation and income that will produce maximum total return.

Fees and Expenses of the Fund:
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Fort Pitt Capital Total Return Fund Fort Pitt Capital Total Return Fund-Fort Pitt Capital Total Return Fund
Maximum Sales Charges (Load) Imposed on Purchases as a percentage of offering price	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fort Pitt Capital Total Return Fund Fort Pitt Capital Total Return Fund-Fort Pitt Capital Total Return Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.20%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		2.22%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.96%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.26%
[1]	Acquired Fund Fees and Expenses ("AFFE") are indirect fees and expenses that mutual funds incur from investing in the shares of other mutual funds and exchange-traded funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.
[2]	Fort Pitt Capital Group, Inc. (the "Advisor") has entered into an Expense Waiver and Assumption Agreement (the "Agreement") with Fort Pitt Capital Funds (the "Trust"), on behalf of the Fund. Under the Agreement, the Advisor has contractually agreed to waive its all or a portion of its management fees and reimburse the Fund for expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest, taxes, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.24% of the Fund's average daily net assets. Under certain conditions, the Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period starting from the inception of the Fund and rolling forward on a monthly basis. The Agreement's term expires on May 17, 2012. For the Fund's most recent fiscal year, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding AFFE) were 1.24%.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Fort Pitt Capital Total Return Fund Fort Pitt Capital Total Return Fund-Fort Pitt Capital Total Return Fund	128	602	1,102	2,479

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies of the Fund:
The Fund has a long-term investment
outlook and generally undertakes a "buy and hold" strategy in order to reduce turnover and maximize after-tax returns.

The Fund will invest primarily in common stocks of large and mid-sized U.S.
companies that the Fund's Advisor considers to be profitable and which have returns on equity near or higher than their peers, and the Advisor believes are undervalued as measured by price-to-earnings ("P/E") ratio.

A portion of the Fund's assets may also be invested in fixed income investments
(primarily U.S. government obligations) when the Advisor determines that prospective returns from fixed income securities are competitive with those of common stocks. The Fund also may invest up to 10% of its net assets in the securities of foreign issuers, and may invest without limit in American
Depositary Receipts ("ADRs"), which are equity securities traded on U.S.
exchanges, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

With respect to the selection of stocks which the Fund invests in, the Advisor identifies stocks for investment using its own research and analysis techniques, and supplements its internal research with the research and analysis of major
U.S. investment and brokerage firms.

The Advisor may sell a stock when it believes the underlying company's intrinsic value has been fully realized, when growth prospects falter due to changing market or economic conditions, or when earnings fail to meet the Advisor's expectations.

Principal Risks of Investing in the Fund:
The risks associated with an
investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks that could adversely affect the Fund's net asset value ("NAV"), yield and total return include:

Stock Market Risks. The risk that common stocks the Fund primarily holds in its portfolio may decline in value due to fluctuating market, economic and business risks which affect individual companies, industries or securities markets.

Interest Rate Risks.  The risks associated with a trend of increasing interest rates which results in drop in value of fixed income and other debt securities.

Foreign Securities Risk. Foreign securities are subject to special risks. Foreign securities can be more volatile than domestic (U.S.)
securities. Securities markets of other countries are generally smaller than
U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments.

American Depositary Receipts ("ADRs") Risks: American Depositary Receipts are
equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. Investing in
ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

Small Capitalization Company Risks. The risks associated with investing in small capitalization companies, which have securities that may trade less frequently and in smaller volumes than securities of larger companies.

Recent Events. The risks associated with recent dramatic market volatility in
U.S. and international markets.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.fortpittcapital.com or by calling the Fund toll-free at
1-866-688-8775.

During the period shown on the bar chart, the Fund's highest and lowest quarterly returns are shown below:

Annual Total Returns as of 12/31

              Highest Quarter:                    Lowest Quarter:
       Q2 ended June 30, 2003   22.37% Q4 ended December 31, 2008    -21.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes, and after taxes on distributions, because it may include a tax benefit resulting from the capital losses that would have resulted.

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Fort Pitt Capital Total Return Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Wilshire 5000 Total Market Index	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	17.87%	3.21%	4.30%	Dec. 31, 2001
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.01%	Dec. 31, 2001
Fort Pitt Capital Total Return Fund-Fort Pitt Capital Total Return Fund	Return Before Taxes	15.40%	0.49%	5.85%	Dec. 31, 2001
Fort Pitt Capital Total Return Fund-Fort Pitt Capital Total Return Fund After Taxes on Distributions	Return After Taxes on Distributions	15.23%	0.17%	5.52%	Dec. 31, 2001
Fort Pitt Capital Total Return Fund-Fort Pitt Capital Total Return Fund After Taxes on Distributions and Sales	Return After Taxes on Distribution and Sale of Fund Shares	10.24%	0.42%	5.11%	Dec. 31, 2001